September 2020
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
http://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Keycorp Real Estate Capital Markets, Inc.
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Situs Holdings, LLC
Payment Date:
Sep 17, 2020
Prior Payment:
Aug 17, 2020
Next Payment:
Oct 19, 2020
Record Date:
Aug 31, 2020
Determination Date:
Sep 11, 2020
First Payment Date:
Aug 17, 2012
Closing Date:
Jul 30, 2012
Cut-off Date:
Jul 1, 2012
Final Distribution Date:
Aug 17, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
September 2020
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expenses
Balance
A-1
0.91600%
86,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.97200%
221,800,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.82500%
149,600,000.00
54,809,536.33
1,881,803.64
129,030.78
2,010,834.42
0.00
0.00
52,927,732.69
A-4
3.17600%
489,820,000.00
489,820,000.00
0.00
1,296,390.27
1,296,390.27
0.00
0.00
489,820,000.00
A-S
3.79200%
59,204,000.00
59,204,000.00
0.00
187,084.64
187,084.64
0.00
0.00
59,204,000.00
B
4.44300%
32,984,000.00
32,984,000.00
0.00
122,123.26
122,123.26
0.00
0.00
32,984,000.00
PST
4.19438%
116,714,000.00
116,714,000.00
0.00
407,952.64
407,952.64
0.00
0.00
116,714,000.00
C
4.83135%
24,526,000.00
24,526,000.00
0.00
98,744.74
98,744.74
0.00
0.00
24,526,000.00
D
4.83135%
27,064,000.00
27,064,000.00
0.00
108,963.05
108,963.05
0.00
0.00
27,064,000.00
E
4.83135%
49,053,000.00
49,053,000.00
0.00
197,493.51
197,493.51
0.00
0.00
49,053,000.00
F
4.50000%
8,457,000.00
8,457,000.00
0.00
31,713.75
31,713.75
0.00
0.00
8,457,000.00
G
4.50000%
18,607,000.00
18,607,000.00
0.00
69,776.25
69,776.25
0.00
0.00
18,607,000.00
H
4.50000%
23,680,000.00
23,680,000.00
0.00
88,800.00
88,800.00
0.00
0.00
23,680,000.00
J
4.50000%
45,670,509.00
45,670,509.00
0.00
153,492.62
153,492.62
0.00
0.00
45,670,509.00
X-A
1.57436%
1,065,628,000.00
663,037,536.33
0.00
869,881.74
869,881.74
0.00
0.00
661,155,732.69
X-B
0.38835%
65,968,000.00
65,968,000.00
0.00
21,348.90
21,348.90
0.00
0.00
65,968,000.00
X-C
0.14418%
221,583,509.00
221,583,509.00
0.00
26,622.47
26,622.47
0.00
0.00
221,583,509.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,353,179,509.00
950,589,045.33
1,881,803.64
3,809,418.63
5,691,222.27
0.00
0.00
948,707,241.69
PAYMENT DETAIL

September 2020
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Deficit/TA Expense
Balance
A-1
61761AAW8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61761AAX6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
61761AAY4
0.36637391
0.01257890
0.00086251
0.01344141
0.00000000
0.35379500
A-4
61761AAZ1
1.00000000
0.00000000
0.00264667
0.00264667
0.00000000
1.00000000
A-S
61761ABA5
1.00000000
0.00000000
0.00316000
0.00316000
0.00000000
1.00000000
B
61761ABB3
1.00000000
0.00000000
0.00370250
0.00370250
0.00000000
1.00000000
PST
61761ABC1
1.00000000
0.00000000
0.00349532
0.00349532
0.00000000
1.00000000
C
61761ABD9
1.00000000
0.00000000
0.00402613
0.00402613
0.00000000
1.00000000
D
61761AAG3
1.00000000
0.00000000
0.00402613
0.00402613
0.00000000
1.00000000
E
61761AAJ7
1.00000000
0.00000000
0.00402613
0.00402613
0.00000000
1.00000000
F
61761AAL2
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
G
61761AAN8
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
H
61761AAQ1
1.00000000
0.00000000
0.00375000
0.00375000
0.00000000
1.00000000
J
61761AAS7
1.00000000
0.00000000
0.00336087
0.00336087
0.00000000
1.00000000
X-A
61761AAA6
0.62220356
0.00000000
0.00081631
0.00081631
0.00000000
0.62043765
X-B
61761AAC2
1.00000000
0.00000000
0.00032363
0.00032363
0.00000000
1.00000000
X-C
61761AAE8
1.00000000
0.00000000
0.00012015
0.00012015
0.00000000
1.00000000
R
61761AAU2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

September 2020
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
54,809,536.33
1,881,803.64
0.00
0.00
0.00
52,927,732.69
A-4
489,820,000.00
0.00
0.00
0.00
0.00
489,820,000.00
A-S
59,204,000.00
0.00
0.00
0.00
0.00
59,204,000.00
B
32,984,000.00
0.00
0.00
0.00
0.00
32,984,000.00
PST
116,714,000.00
0.00
0.00
0.00
0.00
116,714,000.00
C
24,526,000.00
0.00
0.00
0.00
0.00
24,526,000.00
D
27,064,000.00
0.00
0.00
0.00
0.00
27,064,000.00
E
49,053,000.00
0.00
0.00
0.00
0.00
49,053,000.00
F
8,457,000.00
0.00
0.00
0.00
0.00
8,457,000.00
G
18,607,000.00
0.00
0.00
0.00
0.00
18,607,000.00
H
23,680,000.00
0.00
0.00
0.00
0.00
23,680,000.00
J
45,670,509.00
0.00
0.00
0.00
0.00
45,670,509.00
Totals:
950,589,045.33
1,881,803.64
0.00
0.00
0.00
948,707,241.69
PRINCIPAL DETAIL

September 2020
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustments
Shortfalls
Premium
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
129,030.78
0.00
0.00
0.00
0.00
0.00
129,030.78
0.00
A-4
1,296,390.27
0.00
0.00
0.00
0.00
0.00
1,296,390.27
0.00
A-S
187,084.64
0.00
0.00
0.00
0.00
0.00
187,084.64
0.00
B
122,123.26
0.00
0.00
0.00
0.00
0.00
122,123.26
0.00
PST
407,952.64
0.00
0.00
0.00
0.00
0.00
407,952.64
0.00
C
98,744.74
0.00
0.00
0.00
0.00
0.00
98,744.74
0.00
D
108,963.05
0.00
0.00
0.00
0.00
0.00
108,963.05
0.00
E
197,493.51
0.00
0.00
0.00
0.00
0.00
197,493.51
0.00
F
31,713.75
0.00
0.00
0.00
0.00
0.00
31,713.75
0.00
G
69,776.25
0.00
0.00
0.00
0.00
0.00
69,776.25
0.00
H
88,800.00
0.00
0.00
0.00
0.00
0.00
88,800.00
0.00
J
171,264.41
0.00
0.00
17,771.79
0.00
0.00
153,492.62
73,461.35
X-A
869,881.74
0.00
0.00
0.00
0.00
0.00
869,881.74
0.00
X-B
21,348.90
0.00
0.00
0.00
0.00
0.00
21,348.90
0.00
X-C
26,622.47
0.00
0.00
0.00
0.00
0.00
26,622.47
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,827,190.42
0.00
0.00
17,771.79
0.00
0.00
3,809,418.63
73,461.35
INTEREST DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
September 2020
Pass
Through Certificates, Series 2012-C5
Interest
Fees
Scheduled Interest
3,857,258.44
Master Servicing Fee
27,366.76
Interest Adjustments
0.00
Certificate Administrator Fee
1,678.06
Deferred Interest
0.00
Trustee Fee
1,145.99
Net Prepayment Shortfall
0.00
Custodian Fee
532.07
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,023.20
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
16,263.23
Interest Collections
3,857,258.44
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
16,263.23
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,881,803.65
Fee Distributions
46,331.25
Unscheduled Principal
(0.01)
Principal Adjustments
0.00
Principal Collections
1,881,803.64
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
1,508.57
Net ASER Amount
0.00
Non-Recoverable Advances/Relief Act Interest
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
1,508.57
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
3,809,418.63
Principal Distribution
1,881,803.64
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
5,691,222.27
Total Collections
5,739,062.08
Total Distribution
5,739,062.09
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
September 2020
Pass
Through Certificates, Series 2012-C5
Interest Accrual Period
August 1,2020-August 31,2020
P&I Advances:
Master
Servicer
Trustee
Principal
0.00
0.00
Stated Principal Balance
Interest
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
950,589,045.26
948,707,241.62
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
1,508.57
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
Principal Distribution Amount
1,881,803.64
WAC(Exclude REO)
Net WAC(Exclude REO)
4.869307
4.83135
4.869307
4.83135
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
September 2020
Pass
Through Certificates, Series 2012-C5
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
CURRENT LOAN MODIFICATION REPORT
Comments

September 2020
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
10073644
0.00
0.00
5.3000
0.00
0.0000
0.00
10
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

September 2020
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

September 2020
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

September 2020
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

September 2020
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
16,305,856.54
12,354,908.41
2
2
43,605,493.44
0
0
0.00
0
0.00
Sep 2020
0.00
1.3%
1.7%
4.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
0.00
16,340,959.90
0
3
50,606,813.65
0
0
0.00
0
0.00
Aug 2020
0.00
1.7%
0.0%
5.3%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
6,941,164.22
0.00
1
2
43,791,957.37
0
0
0.00
0
0.00
Jul 2020
0.00
0.0%
0.7%
4.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
43,890,723.83
6,975,314.06
2
0
0.00
0
0
0.00
0
0.00
Jun 2020
0.00
0.7%
4.6%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
34,654,359.68
0
0
0.00
0
0
0.00
0
0.00
May 2020
0.00
3.6%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
13,921,826.83
1.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
10,017,157.82
1.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

September 2020
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
58
876,440,983.23
92.38%
876,506,642.49
1
12,354,908.41
1.30%
12,400,229.12
2
16,305,856.54
1.72%
16,413,168.67
2
43,605,493.44
4.60%
44,145,564.80
0
0.00
0.00%
0.00
63
948,707,241.62
100.00%
949,465,605.08
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
58
876,440,983.23
92.38%
876,506,642.49
1
12,354,908.41
1.30%
12,400,229.12
2
16,305,856.54
1.72%
16,413,168.67
2
43,605,493.44
4.60%
44,145,564.80
0
0.00
0.00%
0.00
63
948,707,241.62
100.00%
949,465,605.08
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

September 2020
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

September 2020
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
7,416.93
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
34,386,700.33
0.00
0.00
10069813
0.00
0.00
0.00
0.00
0.00
0.00
163.63
0.00
0.00
23,386,658.67
0.00
0.00
10069827
2,664.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,354,908.41
0.00
0.00
10073630
2,046.64
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,489,243.71
0.00
0.00
10069814
1,990.48
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,218,793.11
0.00
0.00
10073640
1,760.78
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,156,442.50
0.00
0.00
10073642
383.76
0.00
0.00
0.00
0.00
0.00
1,344.94
0.00
0.00
6,874,454.78
0.00
0.00
10073644
103,867,201.51
Count:
Totals:
7
16,263.22
0.00
0.00
0.00
0.00
0.00
1,508.57
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
17,771.79
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

September 2020
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
76,912,576.36
4.67
F
10069832
33,825,813.97
4.75
F
10073624
14,995,377.44
4.50
F
10073634
12,354,908.41
5.45
P
10073630
9,337,536.57
5.39
F
10069806
8,265,018.07
5.45
F
10069805
7,653,187.31
5.25
F
10069804
6,413,640.75
5.08
F
10069809
5,516,972.00
5.45
F
10173064
1,820,739.17
6.00
F
10073654
1,728,887.07
5.26
F
10073662
1,470,597.67
6.00
F
10073655
180,295,254.79
Count:
Totals:
12
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

September 2020
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

September 2020
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069817
Office
MD
N
149,684,431.40
1,005,613.74
-0.01
0.00
0
588,107.73
0.00
4.550
1.90
10069823
Retail
FL
N
100,000,000.00
338,416.67
0.00
0.00
0
338,416.67
0.00
3.930
4.75
10069832
Office
CO
N
76,912,576.36
465,314.59
0.00
0.00
0
310,118.58
0.00
4.673
0.00
10069807
Retail
IN
N
76,620,599.88
441,074.38
0.00
0.00
0
317,671.14
0.00
4.807
2.09
10069813
Lodging
NY
N
34,386,700.33
215,903.60
0.00
0.00
3
149,762.67
0.00
5.048
0.00
10073624
Retail
XX
N
33,825,813.97
206,050.70
0.00
0.00
0
138,632.73
0.00
4.750
0.00
10073625
Lodging
CA
N
30,784,702.19
189,969.06
0.00
0.00
0
128,824.25
0.00
4.850
3.70
10069812
Mobile Home
VA
N
23,421,593.40
140,123.87
0.00
0.00
0
91,915.57
0.00
4.548
1.98
10069827
Retail
IL
N
23,386,658.67
140,065.44
0.00
0.00
0
92,020.27
0.00
4.560
1.21
10073628
Retail
CA
N
21,173,263.19
126,671.22
0.00
0.00
0
82,218.65
0.00
4.500
1.71
10073629
Retail
IN
N
19,822,114.47
114,919.04
0.00
0.00
0
71,845.76
0.00
4.200
1.69
10069811
Office
UT
N
18,931,155.99
119,246.26
0.00
0.00
0
83,053.28
0.00
5.085
2.07
10073632
Mixed Use
CA
N
15,846,636.64
111,166.50
0.00
0.00
0
61,597.80
0.00
4.500
0.73
10073634
Multifamily
FL
N
14,995,377.44
85,123.13
0.00
0.00
0
58,211.37
0.00
4.500
0.00
10073633
Office
TX
N
14,789,596.71
85,129.35
0.00
0.00
0
56,145.95
0.00
4.400
2.38
10073636
Lodging
VA
N
14,099,019.43
86,071.81
0.00
0.00
0
57,784.61
0.00
4.750
2.61
10073635
Retail
MI
N
14,088,093.06
84,981.25
0.00
0.00
0
56,403.94
0.00
4.640
1.39
10073638
Office
CA
N
13,732,903.44
78,487.72
0.00
0.00
0
53,902.60
0.00
4.550
2.04
10073630
Retail
XX
N
12,354,908.41
80,802.27
0.00
0.00
1
58,088.87
0.00
5.450
1.42
10069826
Mobile Home
DE
N
9,645,437.69
57,705.56
0.00
0.00
0
37,852.50
0.00
4.548
1.97
10069814
Retail
FL
N
9,489,243.71
60,810.56
0.00
0.00
B
43,061.40
0.00
5.260
0.00
10073641
Office
CA
N
9,447,947.38
57,526.98
0.00
0.00
0
42,211.41
0.00
5.180
4.35
10069806
Industrial
XX
N
9,337,536.57
60,735.75
0.00
0.00
0
43,395.45
0.00
5.387
0.00
10073640
Lodging
NY
N
9,218,793.11
67,899.57
0.00
0.00
3
40,605.73
0.00
5.100
1.48
10069805
Multifamily
TX
N
8,265,018.07
54,783.76
0.00
0.00
0
38,877.10
0.00
5.452
0.00
10073642
Lodging
MD
N
8,156,442.50
61,408.75
0.00
0.00
2
38,737.19
0.00
5.500
0.00
10073643
Lodging
LA
N
8,155,545.31
62,608.84
0.00
0.00
0
40,140.42
0.00
5.700
2.20
10073646
Retail
NY
N
8,149,414.04
51,157.49
0.00
0.00
2
38,725.69
0.00
5.510
1.48
10073645
Retail
MI
N
8,062,182.64
52,513.00
0.00
0.00
0
37,904.83
0.00
5.450
1.73
10069810
Retail
TX
N
7,838,215.86
49,441.17
0.00
0.00
0
34,495.23
0.00
5.101
1.48
10069804
Industrial
XX
N
7,653,187.31
71,427.48
0.00
0.00
0
34,764.53
0.00
5.250
0.00
10069829
Retail
MD
N
7,286,353.66
43,677.93
0.00
0.00
0
28,732.64
0.00
4.570
1.56
10073839
Retail
CA
N
7,058,924.00
42,797.86
0.00
0.00
0
28,323.07
0.00
4.650
1.84
10073644
Lodging
PA
N
6,874,454.78
64,957.48
0.00
0.00
B
31,526.82
0.00
5.300
2.33
10069825
Mobile Home
DE
N
6,472,876.97
38,725.14
0.00
0.00
0
25,402.12
0.00
4.548
1.60
10069809
Office
TX
N
6,413,640.75
40,222.82
0.00
0.00
0
28,109.11
0.00
5.080
0.00
10073647
Mixed Use
CA
N
6,043,048.78
34,805.48
0.00
0.00
0
24,239.68
0.00
4.650
1.95
10069816
Lodging
UT
N
6,006,533.68
43,234.68
0.00
0.00
0
25,212.77
0.00
4.860
1.81
10073648
Office
TX
N
5,735,133.89
36,392.73
0.00
0.00
0
25,580.63
0.00
5.170
1.56
10173064
Retail
XX
N
5,516,972.00
36,081.51
0.00
0.00
0
25,939.06
0.00
5.450
0.00
10073649
Retail
CO
N
5,387,532.01
33,551.35
0.00
0.00
0
23,240.71
0.00
5.000
1.48

September 2020
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069821
Lodging
TN
N
4,894,556.02
35,820.29
0.00
0.00
0
21,347.46
0.00
5.050
1.88
10069815
Self Storage
MD
N
4,748,068.42
29,990.79
0.00
0.00
0
21,046.87
0.00
5.138
2.21
10073650
Self Storage
CA
N
4,614,018.17
29,542.90
0.00
0.00
0
20,898.29
0.00
5.250
3.01
10069822
Retail
CA
N
4,416,332.11
27,382.40
0.00
0.00
0
18,860.94
0.00
4.950
0.00
10073652
Retail
CA
N
4,281,748.25
26,082.37
0.00
0.00
B
17,548.45
0.00
4.750
1.82
10069808
Other
NY
N
4,279,735.72
24,407.02
0.00
0.00
0
14,848.11
0.00
4.020
1.79
10073651
Lodging
NC
N
4,159,785.99
31,318.46
0.00
0.00
0
19,755.97
0.00
5.500
2.02
10073656
Retail
TX
N
3,868,907.00
23,882.70
0.00
0.00
0
16,356.39
0.00
4.900
1.77
10069819
Retail
MN
N
3,848,811.15
23,569.16
0.00
0.00
0
15,890.35
0.00
4.785
1.70
10069818
Retail
PA
N
3,728,402.14
23,129.00
0.00
0.00
0
15,794.90
0.00
4.910
1.59
10069824
Mobile Home
DE
N
3,640,993.42
21,782.89
0.00
0.00
0
14,288.69
0.00
4.548
2.19
10073653
Office
MI
N
3,588,050.97
35,304.28
0.00
0.00
0
18,068.50
0.00
5.820
1.84
10073658
Retail
TX
N
3,426,933.51
18,996.91
0.00
0.00
0
14,331.69
0.00
4.850
1.40
10069830
Other
FL
N
3,153,158.89
18,901.56
0.00
0.00
0
12,434.01
0.00
4.570
1.43
10073657
Lodging
TX
N
3,073,952.32
24,138.38
0.00
0.00
0
15,898.12
0.00
5.990
1.30
10073659
Retail
NC
N
3,067,213.76
19,438.53
0.00
0.00
0
13,759.73
0.00
5.200
1.50
10073660
Retail
WA
N
2,636,400.41
17,986.52
0.00
0.00
0
13,643.84
0.00
6.000
2.02
10073661
Retail
TX
N
1,917,759.36
12,615.87
0.00
0.00
0
9,247.56
0.00
5.590
2.10
10073654
Retail
IN
N
1,820,739.17
18,627.21
0.00
0.00
0
9,454.54
0.00
6.000
0.00
10073662
Retail
CO
N
1,728,887.07
11,056.46
0.00
0.00
0
7,845.44
0.00
5.260
0.00
10073655
Retail
AZ
N
1,470,597.67
15,045.05
0.00
0.00
0
7,636.37
0.00
6.000
0.00
10073663
Retail
NY
N
1,271,610.41
12,446.85
0.00
0.00
B
6,501.69
0.00
5.910
1.86
10069820
Self Storage
TX
06/01/17
10069828
Office
NJ
07/01/17
04/01/16
10069831
Lodging
LA
07/01/19
07/02/19
10069833
Other
NY
05/01/30
04/01/17
10073622
Office
CO
06/07/17
12/21/16
10073623
Lodging
CA
04/01/17
12/19/16
10073626
Office
XX
06/10/17
02/01/16
10073631
Industrial
OH
07/10/17
07/10/17
10073637
Retail
IL
06/10/22
01/07/20
10073639
Lodging
OR
05/10/17
948,707,241.62
5,739,062.09
-0.01
0.00
73
Totals:
Count:
3,857,258.44
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

September 2020
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

September 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0M to 4.9M
22
$73,636,661.93
7.76%
100M to 104.9M
1
$100,000,000.00
10.54%
10M to 14.9M
6
$84,059,898.49
8.86%
145M to 149.9M
1
$149,684,431.40
15.78%
15M to 19.9M
3
$54,599,907.10
5.76%
20M to 24.9M
3
$67,981,515.26
7.17%
30M to 34.9M
3
$98,997,216.49
10.43%
5M to 9.9M
22
$166,214,434.71
17.52%
75M to 79.9M
2
$153,533,176.24
16.18%
Total
63
$948,707,241.62
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.750% - 3.990%
1
$100,000,000.00
10.54%
4.000% - 4.240%
2
$24,101,850.19
2.54%
4.250% - 4.490%
1
$14,789,596.71
1.56%
4.500% - 4.740%
16
$396,542,327.01
41.80%
4.750% - 4.990%
11
$184,907,803.31
19.49%
5.000% - 5.240%
11
$110,068,957.52
11.60%
5.250% - 5.490%
10
$73,896,408.73
7.79%
5.500% - 5.740%
5
$30,538,947.20
3.22%
5.750% - 5.990%
3
$7,933,613.70
0.84%
6.000% - 6.240%
3
$5,927,737.25
0.62%
Total
63
$948,707,241.62
100.00%
Gross Rate
Total Weighted Average Rate: 4.71%

September 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
MARYLAND
4
$169,875,295.98
17.91%
FLORIDA
4
$127,637,780.04
13.45%
CALIFORNIA
10
$117,399,524.15
12.37%
INDIANA
3
$98,263,453.52
10.36%
COLORADO
3
$84,028,995.44
8.86%
VARIOUS
5
$68,688,418.26
7.24%
NEW YORK
5
$57,306,253.61
6.04%
TEXAS
9
$55,329,157.47
5.83%
VIRGINIA
2
$37,520,612.83
3.95%
MICHIGAN
3
$25,738,326.67
2.71%
UTAH
2
$24,937,689.67
2.63%
ILLINOIS
1
$23,386,658.67
2.47%
DELAWARE
3
$19,759,308.08
2.08%
PENNSYLVANIA
2
$10,602,856.92
1.12%
LOUISIANA
1
$8,155,545.31
0.86%
NORTH CAROLINA
2
$7,226,999.75
0.76%
TENNESSEE
1
$4,894,556.02
0.52%
MINNESOTA
1
$3,848,811.15
0.41%
WASHINGTON
1
$2,636,400.41
0.28%
ARIZONA
1
$1,470,597.67
0.16%
Total
63
$948,707,241.62
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
2
$16,990,723.88
1.79%
Lodging
11
$129,810,485.66
13.68%
Mixed Use
2
$21,889,685.42
2.31%
Mobile Home Park
4
$43,180,901.48
4.55%
Multifamily
2
$23,260,395.51
2.45%
Office
9
$299,235,436.89
31.54%
Other
2
$7,432,894.61
0.78%
Retail
29
$397,544,631.58
41.90%
Self Storage
2
$9,362,086.59
0.99%
Total
63
$948,707,241.62
100.00%
Property Type

September 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
96 - 98
28
$484,132,754.12
51.03%
99 - 101
29
$431,558,201.21
45.49%
102 - 104
3
$21,459,931.38
2.26%
108 - 110
3
$11,556,354.91
1.22%
Total
63
$948,707,241.62
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 99
Count
Balance ($)
%
9 - 11
1
$8,265,018.07
0.87%
12 - 14
2
$3,291,336.84
0.35%
15 - 17
2
$17,871,880.41
1.88%
18 - 20
23
$286,948,438.94
30.25%
21 - 23
33
$479,578,922.20
50.55%
57 - 59
1
$3,067,213.76
0.32%
81 - 83
1
$149,684,431.40
15.78%
Total
63
$948,707,241.62
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 30

September 2020
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
-0.50 - -0.01
1
$14,099,019.43
1.49%
0.500 - 0.990
2
$18,920,588.96
1.99%
1.000 - 1.490
15
$165,919,905.85
17.49%
1.500 - 1.990
26
$421,693,063.80
44.45%
2.000 - 2.490
14
$181,499,108.77
19.13%
2.500 - 2.990
2
$6,342,905.24
0.67%
3.500 - 3.990
2
$40,232,649.57
4.24%
4.500 - 4.990
1
$100,000,000.00
10.54%
Total
63
$948,707,241.62
100.00%
DSCR
Total Weighted Average DSCR: 2.09
Count
Balance ($)
%
Amortizing Balloon
51
$534,826,265.16
56.37%
IO Maturity Balloon
1
$100,000,000.00
10.54%
IO/Amortizing/Balloon
11
$313,880,976.46
33.09%
Total
63
$948,707,241.62
100.00%
Amortization Type